VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2014 Vessel	Dec. 31, 2013 Vessel	Dec. 31, 2012
VESSELS, NET [Abstract]
Number of vessels		22	20
Number of vessels the Company believed had future undiscounted cash flow less than carrying value	1
Impairment loss on vessel		$ 0	$ 0	$ 12,030
Schedule of Vessels [Line Items]
Carrying Value		909,992	911,429
Accumulated Depreciation		567,645	487,485
Depreciation Expense		80,160	74,022
Acquisition of vessels		73,904
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value		882,221	872,846
Accumulated Depreciation		524,651	460,422
Depreciation Expense		64,229	62,781
Acquisition of vessels		73,604
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value		27,771	38,583
Accumulated Depreciation		42,994	27,063
Depreciation Expense		15,931	11,241
Acquisition of vessels		$ 300